ADVISORY AGREEMENT (Details) - shares		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Advisory agreement
Units outstanding		588,474,702	679,544,349
Class A
Advisory agreement
Units outstanding		61,945,513	63,179,258	64,145,923	89,279,211
Class C
Advisory agreement
Units outstanding		232,428,092	272,305,731	265,575,955	289,256,969
Class I
Advisory agreement
Units outstanding		28,092,830	29,501,569	31,155,649	47,689,327
Class D
Advisory agreement
Units outstanding		36,734,074	36,603,739	35,322,377	46,696,897
Class DS
Advisory agreement
Units outstanding	[1]			21,211,500	27,662,374
Class DI
Advisory agreement
Units outstanding	[2]	41,570,588	97,034,119
Class DT
Advisory agreement
Units outstanding	[3]			5,341,053	7,308,839
Class M
Advisory agreement
Units outstanding		108,834,546	102,050,874	92,200,321	46,183,286
Class G
Advisory agreement
Units outstanding		0
Class F
Advisory agreement
Units outstanding		46,520,691	46,520,691	46,520,691	46,520,691
Class F1
Advisory agreement
Units outstanding		32,348,368	32,348,368	32,348,368	32,348,368
Trading Advisor
Advisory agreement
Automatic renewal period of advisory agreement		3 years
Notice period for termination of advisory agreement		90 days
Trading Advisor | Class A
Advisory agreement
Management fees paid as a percentage of average month-end net asset value		2.00%
Percentage of management fees paid to sponsor		50.00%
Percentage of performance fees paid		20.00%
Trading Advisor | Class C
Advisory agreement
Management fees paid as a percentage of average month-end net asset value		2.00%
Percentage of management fees paid to sponsor		50.00%
Percentage of performance fees paid		20.00%
Trading Advisor | Class I
Advisory agreement
Management fees paid as a percentage of average month-end net asset value		2.00%
Percentage of management fees paid to sponsor		50.00%
Percentage of performance fees paid		20.00%
Trading Advisor | Class D
Advisory agreement
Management fees paid as a percentage of average month-end net asset value		2.00%
Percentage of management fees paid to sponsor		50.00%
Percentage of performance fees paid		20.00%
Trading Advisor | Class DS
Advisory agreement
Management fees paid as a percentage of average month-end net asset value		2.00%
Percentage of management fees paid to sponsor		50.00%
Percentage of performance fees paid		20.00%
Trading Advisor | Class DI
Advisory agreement
Management fees paid as a percentage of average month-end net asset value		2.00%
Percentage of management fees paid to sponsor		50.00%
Percentage of performance fees paid		20.00%
Trading Advisor | Class DT
Advisory agreement
Management fees paid as a percentage of average month-end net asset value		1.50%
Percentage of performance fees paid		15.00%
Trading Advisor | Class M
Advisory agreement
Management fees paid as a percentage of average month-end net asset value		2.00%
Percentage of management fees paid to sponsor		50.00%
Percentage of performance fees paid		20.00%
Trading Advisor | Class G
Advisory agreement
Management fees paid as a percentage of average month-end net asset value		1.25%
Percentage of management fees paid to sponsor		36.00%
Units outstanding		0
Percentage of performance fees paid		20.00%
Trading Advisor | Class F
Advisory agreement
Management fees paid as a percentage of average month-end net asset value		1.00%
Percentage of management fees paid to sponsor		30.00%
Percentage of performance fees paid		20.00%
Trading Advisor | Class F1
Advisory agreement
Management fees paid as a percentage of average month-end net asset value		1.00%
Percentage of management fees paid to sponsor		30.00%
Percentage of performance fees paid		20.00%

[1]	Units fully redeemed as of April 30, 2015.
[2]	Units issued on February 1, 2015.
[3]	Units fully redeemed as of December 31, 2015.